Annual Operating Expenses - FidelityRealEstateIncomeFund-AMCIZPRO - FidelityRealEstateIncomeFund-AMCIZPRO - Fidelity Real Estate Income Fund	Sep. 29, 2023
Fidelity Advisor Real Estate Income Fund - Class A
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.21%
Total annual operating expenses	0.99%
Fidelity Advisor Real Estate Income Fund - Class C
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.21%
Total annual operating expenses	1.74%
Fidelity Advisor Real Estate Income Fund - Class M
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.23%
Total annual operating expenses	1.01%
Fidelity Advisor Real Estate Income Fund - Class I
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.20%
Total annual operating expenses	0.73%
Fidelity Advisor Real Estate Income Fund - Class Z
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Total annual operating expenses	0.60%